Leases - Disclosure of Lease Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortization
Depreciation and amortization	$ 78,193	$ 94,841	$ 102,824
Impairment of non financial assets
Impairment		1,541
Other operating and administrative expenses
Short-term leases	440	90	364
Leases of low-value assets	279	330	733
Variable lease payments not include in the measurement of lease liabilities	1,352	827	706
Variable lease payments by rental concessions received	(1,295)	(489)	0
Lease Cost Operating And Adimninstrative Expenses	776	758	1,803
Finance cost
Unwinding Of Discount And Changes In The Discount Rate	762	832	846
Finance costs	7,568	10,734	14,140
Total lease costs	86,537	107,874	118,767
Aircraft [member]
Depreciation and amortization
Depreciation and amortization	73,687	88,451	95,564
Impairment of non financial assets
Impairment	0	1,541	0
Finance cost
Interest expense on lease liabilities	5,480	8,185	11,221
Real Estate [Member]
Depreciation and amortization
Depreciation and amortization	4,506	6,390	7,260
Impairment of non financial assets
Impairment		0
Finance cost
Interest expense on lease liabilities	$ 1,326	$ 1,717	$ 2,073